NATURE OF OPERATIONS AND GOING CONCERN	6 Months Ended
Jun. 30, 2026
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

(a) Nature of operations

Austin Gold Corp. (the “Company”) was incorporated on April 21, 2020, in British Columbia (“BC”), Canada. The Company is a reporting issuer in BC and its common shares are traded on the NYSE American stock exchange under the symbol “AUST”. The Company’s address is the 9th Floor, 1021 West Hastings Street, Vancouver, BC, Canada, V6E 0C3.

The Company is focused on the acquisition, exploration and evaluation of mineral resource properties primarily in the western United States of America (“USA”).

The Company has not yet determined whether its mineral resource properties contain mineral reserves that are economically recoverable. The continued operation of the Company is dependent upon the preservation of its interest in its properties, the discovery of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the exploration, evaluation and development of such properties and upon future profitable production or proceeds from the disposition of such properties.

(b) Going concern assumption

These unaudited condensed interim consolidated financial statements are prepared on a going concern basis, which contemplates that the Company will be able to meet its commitments, continue operations and realize its assets and discharge its liabilities in the normal course of business for at least twelve months from June 30, 2026. For the six months ended June 30, 2026, the Company incurred a net loss of $1,698,819 and used cash in operating activities of $1,078,748. As at June 30, 2026, the Company has an accumulated deficit of $13,413,938 that has been funded by equity financings.

The Company has no current source of revenue or cash flow from operating activities, has incurred ongoing losses and expects to incur further losses in the advancement of its business. To address its financing requirements, the Company plans to seek financing through, but not limited to, debt financing, equity financing and strategic alliances. However, there is no assurance that such financing will be available. If adequate financing is not available or cannot be obtained on a timely basis, the Company may be required to delay, reduce the scope of or eliminate one or more of its exploration programs, or relinquish some or all of its rights under existing mineral lease and option agreements.

On February 10, 2026, the Company entered into an At-The-Market Offering Agreement (“ATM Agreement”) with H. C. Wainwright & Co., LLC (the “Lead Manager”) as lead manager and Roth Capital Partners, LLC as co-manager, pursuant to which the Company may, from time to time and at its sole discretion, offer and sell common shares of the Company through the Lead Manager in accordance with the applicable securities laws and any effective registration statement and prospectus then in effect. As at June 30, 2026, the Company has not issued any common shares under the ATM Agreement (refer to note 8).

The above factors give rise to material uncertainties that raise substantial doubt on the Company’s ability to continue as a going concern. If the going concern assumption were not appropriate for these unaudited condensed interim consolidated financial statements, then adjustments would be necessary to the carrying values of assets, liabilities, the reported expenses and the condensed interim consolidated statement of financial position classifications used. Such adjustments could be material.